[LOGO OF VANTAGE INVESTMENT ADVISORS]













                                             Lincoln National
                                             Special Opportunities Fund, Inc.
                                             Annual Report
                                             December 31, 1999

Lincoln National Special Opportunities Fund, Inc.


Index
     Commentary
     Statement of Net Assets
     Statement of Operations
     Statements of Changes in Net Assets
     Financial Highlights
     Notes to Financial Statements
     Report of Ernst & Young LLP, Independent Auditors

Lincoln National
Special Opportunities Fund, Inc.


Managed by:    [LOGO OF VANTAGE INVESTMENT ADVISORS]


The Special Opportunities Fund delivered -4.5% for the year, lagging the S&P 400 Index* return of 14.7%. The Fund has remained true to its mandate to invest in medium-sized companies that are attractively priced. While stocks as measured by widely quoted measures performed well in 1999, those market indices represent an average of stock returns in which certain stocks performed well and others did not. The market favored high-priced growth companies. Medium-sized growth companies outperformed value companies by over 50% for 1999 as measured by the Russell MidcapTM Indexes.

There will be periods when certain market segments outperform others, although there have been few as dramatic as what was experienced in 1999. It may be tempting to chase some high-flying growth stocks that have performed so well. However, successful long-term investing allows common sense, not greed, to direct decisions. The Special Opportunities Fund provides exposure to a well-defined market segment that has been out of favor. It offers diversification for an equity portfolio employing a fundamentally sound investment approach and is a prudent investment choice for the long-term investor.

Enrique Chang
Yifeng Yang


Growth of $10,000 invested 1/1/90 through 12/31/99

                               1/1/90  12/31/98
Special Opportunities Fund    $10,000   $33,410
S&P Midcap 400 Index          $10,000   $66,872


This chart illustrates, hypothetically, that $10,000 was invested in the Special Opportunities Fund on 1/1/90. As the chart shows, by December 31, 1999, the value of the investment at net asset value, with any dividends and capital gains reinvested, would have grown to $33,410. For comparison, look at how the S&P Midcap 400 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $66,872. Past performance is not indicative of future performance. Remember, an investor cannot invest directly in an index.

Average annual return              Ended
on investments                     12/31/99
--------------------------------------------
One Year                           - 4.45%
--------------------------------------------
Five Years                         +14.97%
--------------------------------------------
Ten Years                          +12.82%
--------------------------------------------






* Standard & Poor's Midcap 400 Index - Measures performance of 400 medium-sized companies. An investor cannot invest directly in the above index/indexes, which is/are unmanaged.

                          Special Opportunities Fund 1

Lincoln National
Special Opportunities Fund, Inc.

Statement of Net Assets
December 31, 1999

Investments:
                                                       Number     Market
Common Stock:                                          of Shares  Value
------------------------------------------------------------------------------
Aerospace & Defense: 1.1%
------------------------------------------------------------------------------
Cordant Technologies                                    108,500   $ 3,580,500
Northrop                                                 71,600     3,870,875
------------------------------------------------------------------------------
                                                                    7,451,375
Automobiles & Auto Parts : 2.8%
------------------------------------------------------------------------------
Cooper Tire & Rubber                                    404,200     6,290,362
Cummins Engine                                          137,000     6,618,812
Magna International Class A                              30,400     1,288,200
Navistar International *                                 89,100     4,221,113
------------------------------------------------------------------------------
                                                                   18,418,487
Banking, Finance & Insurance : 18.3%
------------------------------------------------------------------------------
Aetna                                                   102,500     5,720,781
Allmerica Financial                                      24,500     1,362,812
AmSouth Bancorporation                                  274,800     5,307,075
Astoria Financial                                       183,000     5,587,219
Bear Stearns                                            104,439     4,464,767
CIT Group                                               292,000     6,168,500
Conseco                                                 260,000     4,647,500
Cullen Frost Bankers                                     48,600     1,251,450
Dime Bancorp                                            240,100     3,631,512
Edwards (A.G.)                                          238,950     7,661,334
Everest Reinsurance Holdings                            156,200     3,485,212
Finova Group                                             48,800     1,732,400
First American Financial                                152,200     1,892,987
Firstplus Financial Group *                             359,500        25,165
Golden State *                                          317,000     5,468,250
GreenPoint Financial                                    160,200     3,814,763
Lehman Brothers Holdings                                 98,800     8,367,125
Loews Corporation                                        71,300     4,327,019
Mercantile Bankshares                                    40,500     1,294,734
Old Republic International                              317,450     4,325,256
Pacific Century Financial                               363,600     6,794,775
Pacificare Health Systems *                              26,600     1,410,631
PNC Financial Group                                     113,200     5,037,400
Provident Financial Group                                34,700     1,247,031
Roslyn Bancorp                                          153,800     2,830,881
SouthTrust                                              148,100     5,595,403
Unionbancal                                             149,900     5,911,681
Washington Federal                                      290,000     5,709,375
XL Capital Class A                                      126,177     6,545,432
------------------------------------------------------------------------------
                                                                  121,618,470
Buildings & Materials: 3.8%
------------------------------------------------------------------------------
American Standard *                                     159,000     7,294,125
Fortune Brands                                          186,700     6,172,769
Louisiana-Pacific                                       222,600     3,172,050
Pulte                                                   284,300     6,396,750
USG                                                      54,600     2,573,025
------------------------------------------------------------------------------
                                                                   25,608,719
Business Services: 1.5%
------------------------------------------------------------------------------
Deluxe                                                  219,700     6,028,019
Tech Data *                                             135,400     3,676,956
------------------------------------------------------------------------------
                                                                    9,704,975
Cable, Media & Publishing: 2.8%
------------------------------------------------------------------------------
Central Newspapers Class A                              120,500     4,744,687
Knight-Ridder                                           106,000     6,307,000
Metro-Goldwyn-Mayer *                                   118,200     2,785,088
New York Times                                           63,500     3,119,438
Times Mirror Class A                                     20,600     1,380,200
------------------------------------------------------------------------------
                                                                   18,336,413
Chemicals: 4.0%
------------------------------------------------------------------------------
Dow Chemical                                             49,300     6,587,712
FMC                                                     120,900     6,929,081

                                                       Number     Market
Chemicals (Cont.)                                      of Shares  Value
------------------------------------------------------------------------------
Lubrizol                                                219,200   $ 6,767,800
RPM/Ohio                                                326,200     3,323,163
W.R. Grace & Company *                                  235,800     3,271,725
------------------------------------------------------------------------------
                                                                   26,879,481
Computers & Technology: 5.9%
------------------------------------------------------------------------------
Adaptec *                                                27,700     1,380,672
Apple Computer                                           85,200     8,756,963
Compuware *                                             179,400     6,677,044
Diebold                                                 258,100     6,065,350
Michron Technology *                                     89,700     6,974,175
Perkinelmer                                              20,300       846,256
Siebel Systems *                                         39,500     3,322,938
Symantec *                                               86,900     5,102,659
------------------------------------------------------------------------------
                                                                   39,126,057
Electronics & Electrical: 4.8%
------------------------------------------------------------------------------
Analog Devices *                                         18,500     1,720,500
Johnson Controls                                        108,000     6,142,500
National Service Industries                             210,000     6,195,000
Thomas & Betts                                          139,400     4,443,375
Vishay Intertechnology *                                251,400     7,950,525
Whirlpool                                                81,500     5,302,594
------------------------------------------------------------------------------
                                                                   31,754,494
Energy: 9.6%
------------------------------------------------------------------------------
Apache                                                  119,600     4,417,725
Ashland                                                 180,000     5,928,750
Equitable Resources                                     162,500     5,423,437
Kerr-McGee                                              145,923     9,047,226
Murphy Oil                                              136,500     7,831,688
Noble Drilling *                                         48,700     1,594,925
Occidental Petroleum                                    331,300     7,164,363
Pioneer Natural Resources *                             346,200     3,094,163
Questar                                                 210,000     3,150,000
Tosco                                                    47,300     1,285,969
Ultramar Diamond Shamrock                               261,400     5,930,513
USX-Marathon Group                                      360,800     8,907,250
------------------------------------------------------------------------------
                                                                   63,776,009
Food, Beverage & Tobacco: 3.7%
------------------------------------------------------------------------------
Dean Foods                                               85,300     3,390,675
Earthgrains                                             153,400     2,473,575
Gallagher Group                                         127,200     1,955,700
IBP                                                     273,000     4,914,000
International Multifoods                                202,000     2,676,500
Nabisco Group Holdings                                  110,600     1,175,125
RJ Reynolds Tobacco Holdings                             70,900     1,249,613
Supervalu                                               325,600     6,512,000
------------------------------------------------------------------------------
                                                                   24,347,188
Healthcare & Pharmaceuticals : 3.6%
------------------------------------------------------------------------------
Allergan                                                 83,900     4,174,025
Interim Services *                                      177,700     4,398,075
IVAX *                                                   85,600     2,204,200
Lincare Holdings *                                       35,800     1,242,931
Mallinckrodt                                            186,800     5,942,575
United Healthcare                                       115,500     6,135,937
------------------------------------------------------------------------------
                                                                   24,097,743
Industrial Machinery: 2.3%
------------------------------------------------------------------------------
Briggs & Stratton                                       125,500     6,729,937
Tecumseh Products Class A                                42,800     2,018,288
Trinity Industries                                      225,000     6,398,437
------------------------------------------------------------------------------
                                                                   15,146,662
Leisure, Lodging & Entertainment: 2.9%
------------------------------------------------------------------------------
Brinker International *                                 276,500     6,636,000
Harrah's Entertainment                                   56,900     1,504,294
Hasbro                                                  150,000     2,859,375
Mandalay Resorts Group *                                261,800     5,268,725
Royal Caribbean Cruises                                  62,000     3,057,375
------------------------------------------------------------------------------
                                                                   19,325,769
Metals & Mining: 1.8%
------------------------------------------------------------------------------
Ball                                                    103,300     4,067,437
Mueller Industries *                                    102,300     3,708,375

                          Special Opportunities Fund 2

                                                       Number     Market
Metals & Mining (Cont.)                                of Shares  Value
------------------------------------------------------------------------------
USX-U.S. Steel Group                                     19,500   $   643,500
Worthington Industries                                  206,900     3,420,316
------------------------------------------------------------------------------
                                                                   11,839,628
Multifamily Reits: 0.5%
------------------------------------------------------------------------------
Avalonbay Communities                                    88,900     3,050,381
------------------------------------------------------------------------------

Office/Industrial Reits: 1.2%
------------------------------------------------------------------------------
Equity Office Properties Trust                          192,400     4,737,850
Highwoods Properties                                    152,400     3,543,300
------------------------------------------------------------------------------
                                                                    8,281,150
Packaging & Containers: 0.2%
------------------------------------------------------------------------------
Crown Cork & Seal                                        59,100     1,322,363
------------------------------------------------------------------------------

Paper & Forest Products: 3.1%
------------------------------------------------------------------------------
Georgia-Pacific                                         163,200     8,282,400
Georgia-Pacific (Timber Group)                          172,400     4,245,350
Westvaco                                                 52,100     1,699,762
Weyerhaeuser                                             92,700     6,657,019
------------------------------------------------------------------------------
                                                                   20,884,531
Retail: 4.1%
------------------------------------------------------------------------------
Dollar Tree Stores *                                     35,000     1,694,219
Federated Department Stores *                           123,200     6,229,300
K Mart *                                                396,000     3,984,750
Longs Drug Stores                                       146,300     3,776,369
Sherwin-Williams                                        135,600     2,847,600
Toys R Us *                                             155,700     2,228,456
Tupperware                                              146,000     2,472,875
Zale *                                                   88,300     4,271,513
------------------------------------------------------------------------------
                                                                   27,505,082
Retail Strip Centers Reits: 0.6%
------------------------------------------------------------------------------
New Plan Excel Realty Trust                             275,500     4,356,344
------------------------------------------------------------------------------

Self-Storage Reits: 0.4%
------------------------------------------------------------------------------
Public Storage                                          124,000     2,813,250
------------------------------------------------------------------------------

Telecommunications: 2.8%
------------------------------------------------------------------------------
Alltel                                                   70,100     5,796,394
L-3 Communications *                                     50,400     2,097,900
Nextel Communications *                                  12,200     1,257,744
Telephone & Data Systems                                 47,700     6,010,200
United States Cellular *                                 36,000     3,633,750
------------------------------------------------------------------------------
                                                                   18,795,988
Textiles, Apparel & Furniture: 0.6%
------------------------------------------------------------------------------
Jones Apparel Group *                                    11,000       298,375
Lear *                                                  104,900     3,356,800
Tommy Hilfiger *                                         30,000       699,375
------------------------------------------------------------------------------
                                                                    4,354,550
Transportation & Shipping: 2.7%
------------------------------------------------------------------------------
Continental Airlines Class B *                           74,500     3,305,937
Delta Air Lines                                         123,900     6,171,769
Tidewater                                                42,100     1,515,600
UAL *                                                    89,900     6,972,869
------------------------------------------------------------------------------
                                                                   17,966,175
Utilities: 11.3%
------------------------------------------------------------------------------
Allegheny Energy                                        161,600     4,353,100
Ameren                                                  193,000     6,320,750
Conectiv                                                327,000     5,497,687
Constellation Energy                                    171,000     4,959,000
Dominion Resources/Virginia                             180,600     7,088,550
DTE Energy                                              171,000     5,365,125
Entergy                                                 374,200     9,635,650
FirstEnergy                                             250,000     5,671,875
General Public Utilities                                191,200     5,724,050
Idacorp                                                 115,200     3,088,800
Public Service Enterprise Group                         172,000     5,987,750
RGS Energy Group                                        140,700     2,893,144

                                                       Number    Market
Utilities (Cont.)                                      of Shares Value
------------------------------------------------------------------------------
Texas Utilities                                         176,500  $  6,276,781
Wisconsin Energy                                        105,600     2,032,800
------------------------------------------------------------------------------
                                                                   74,895,062

Total Common Stock: 96.4%
(Cost $646,656,681)                                               641,656,346
------------------------------------------------------------------------------

                                                     Par
Money Market Instruments:                            Amount
------------------------------------------------------------------------------
American Honda Finance
 5.94%, 1/24/00                                      $6,700,000     6,700,000
Associate Corporation North America
 4.00%, 1/3/00                                        3,000,000     3,000,000
Merrill Lynch & Company
 6.02%, 1/18/00                                       4,500,000     4,487,314
Moat Funding
 6.29%, 1/14/00                                       5,200,000     5,188,264
U. S. Treasury Bill (+)
 4.72%, 4/27/00                                       1,000,000       985,440
------------------------------------------------------------------------------

Total Money Market Instruments: 3.1%
(Cost $20,361,018)                                                 20,361,018
------------------------------------------------------------------------------

Total Investments: 99.5%
(Cost $667,017,699)                                               662,017,364
------------------------------------------------------------------------------
Other Assets over Liabilites: 0.5%                                  3,624,179
------------------------------------------------------------------------------

Total Net Assets: 100.0%
(Equivalent to $28.225 per share
 based on 23,583,905 shares issued
 and outstanding)                                                $665,641,543
------------------------------------------------------------------------------

Components of Net Assets at December 31, 1999:
------------------------------------------------------------------------------
Common Stock, par value $.01 per share,
 50,000,000 authorized shares                                        $235,839
Paid in capital in excess of par value of
 shares issued                                                    571,270,946
Undistributed net investment income                                 2,224,191
Accumulated net realized gain on investments
 and futures contracts                                             96,142,815
Net unrealized depreciation of investments
 and futures contracts                                             (4,232,248)
------------------------------------------------------------------------------

Total Net Assets                                                 $665,641,543
------------------------------------------------------------------------------

(+) Fully or partially pledged as collateral for open futures contracts. *
    Non-income producing security.

    See accompanying notes to financial statements.

                          Special Opportunities Fund 3

Lincoln National Special Opportunities Fund, Inc.

Statement of Operations
Year ended December 31, 1999


Investment income:
  Dividends                                                      $ 13,286,842
------------------------------------------------------------------------------
  Interest                                                          1,346,039
------------------------------------------------------------------------------
    Total investment income                                        14,632,881
------------------------------------------------------------------------------

Expenses:
  Management fees                                                   2,868,328
------------------------------------------------------------------------------
  Accounting fees                                                     320,030
------------------------------------------------------------------------------
  Printing and postage                                                 85,795
------------------------------------------------------------------------------
  Custody fees                                                         38,455
------------------------------------------------------------------------------
  Legal fees                                                           36,889
------------------------------------------------------------------------------
  Directors fees                                                        4,200
------------------------------------------------------------------------------
  Other                                                                39,379
------------------------------------------------------------------------------
                                                                    3,393,076
------------------------------------------------------------------------------
  Less expense paid indirectly                                         (7,637)
------------------------------------------------------------------------------
    Total expenses                                                  3,385,439
------------------------------------------------------------------------------
Net investment income                                              11,247,442
------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on
investments and futures contracts:
  Net realized gain on investment transactions                    118,518,834
------------------------------------------------------------------------------
  Net realized gain on futures contracts                              980,538
------------------------------------------------------------------------------
  Net change in unrealized appreciation/depreciation
  of investments and futures contracts                           (172,192,831)
------------------------------------------------------------------------------
Net realized and unrealized loss on investments
and futures contracts                                             (52,693,459)
------------------------------------------------------------------------------
Net decrease in net assets resulting from operations             $(41,446,017)
------------------------------------------------------------------------------


Statements of Changes in Net Assets


                                                    Year ended   Year ended
                                                    12/31/99     12/31/98
                                                    ---------------------------
Changes from operations:
  Net investment income                             $ 11,247,442 $  12,907,984
-------------------------------------------------------------------------------
  Net realized gain on investment transactions and
  futures contracts                                  119,499,372    73,392,994
-------------------------------------------------------------------------------
  Net change in unrealized appreciation/depreciation
  on investments and futures contracts              (172,192,831)  (27,321,101)
-------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                      (41,446,017)   58,979,877
-------------------------------------------------------------------------------

Distributions to shareholders from:
  Net investment income                               (9,023,251)  (22,448,658)
-------------------------------------------------------------------------------
  Net realized gain on investment transactions       (86,192,752)  (75,795,433)
-------------------------------------------------------------------------------
    Total distributions to shareholders              (95,216,003)  (98,244,091)
-------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from capital share transactions           (115,492,827)   84,238,365
-------------------------------------------------------------------------------
  Total increase (decrease) in net assets           (252,154,847)   44,974,151
-------------------------------------------------------------------------------

Net Assets, at beginning of year                     917,796,390   872,822,239
-------------------------------------------------------------------------------
Net Assets, at end of year                          $665,641,543  $917,796,390
-------------------------------------------------------------------------------

See accompanying notes to financial statements.

                          Special Opportunities Fund 4

Lincoln National Special Opportunities Fund, Inc.

Financial Highlights
(Selected data for each capital share outstanding throughout each year)

                                         Year ended December 31,
                                         1999      1998      1997      1996      1995
                                         -------------------------------------------------
Net asset value, beginning of year       $ 33.416  $ 35.056  $ 29.423  $ 27.383  $ 22.164

Income (loss) from investment operations:
   Net investment income                    0.482     0.470     0.477     0.548     0.616
   Net realized and unrealized gain (loss)
      on investments and futures contracts (1.779)    1.795     7.293     3.867     6.131
                                         -------------------------------------------------
   Total from investment operations        (1.297)    2.265     7.770     4.415     6.747
                                         -------------------------------------------------

Less dividends and distributions:
   Dividends from net investment income    (0.373)   (0.862)        -    (0.548)   (0.616)
   Distributions from net realized gain on
      investment transactions              (3.521)   (3.043)   (2.137)   (1.827)   (0.912)
                                         -------------------------------------------------
   Total dividends and distributions       (3.894)   (3.905)   (2.137)   (2.375)   (1.528)
                                         -------------------------------------------------
Net asset value, end of year             $ 28.225  $ 33.416  $ 35.056  $ 29.423  $ 27.383
                                         -------------------------------------------------

Total Return(1)                             (4.45)%    6.79%    28.15%    16.51%    31.86%

Ratios and supplemental data:
   Ratio of expenses to average net assets   0.44%     0.42%     0.42%     0.44%     0.45%
   Ratio of net investment income
      to average net assets                  1.46%     1.44%     1.57%     2.00%     2.39%
   Portfolio Turnover                       96.49%    76.27%    73.74%    88.17%    90.12%
   Net assets, end of year (000 omitted) $665,652  $917,796  $872,822  $648,592  $505,755

(1) Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission. These percentages are based on the underlying mutual fund shares. The total return percentages in the table are NOT calculated on the same basis as the performance percentages in the letter at the front of this booklet (those percentages are based upon the change in unit value).

See accompanying notes to financial statements.

                          Special Opportunities Fund 5

Lincoln National Special Opportunities Fund, Inc.

Notes to Financial Statements

December 31, 1999

The Fund: Lincoln National Special Opportunities Fund, Inc. (the "Fund") is registered as an open-end, non-diversified management investment company under the Investment Company Act of 1940, as amended. The Fund's shares are sold only to The Lincoln National Life Insurance Company and the Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

1. Significant Accounting Policies

Security Valuation: All equity securities are valued at the last quoted sales price as of the close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors. Money market instruments having less than 60 days to maturity are stated at amortized cost, which approximates market value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis and includes amortization of premium and discount. Realized gains or losses from investment transactions are reported on an identified cost basis.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses: The custodian bank of the Fund has agreed to waive custodial fees when the Fund maintains a prescribed amount of cash on deposit in certain non-interest bearing accounts. For the year ended December 31, 1999, the custodial fees offset arrangements amounted to $7,637.

Taxes: The Fund has complied with the special provisions of the Internal Revenue Code for regulated investment companies. As such, the Fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Management Company (the "Advisor") and its affiliates manage the Fund's investment portfolios and maintain its accounts and records. For these services, the Advisor receives a management fee at an annual rate of .48% of the first $200,000,000 of the average daily net assets of the Fund, .40% of the next $200,000,000, and .30% of the average daily net assets of the Fund in excess of $400,000,000. The sub-advisor for the Fund, Vantage Investment Advisors, an affiliate of the Advisor, is paid directly by the Advisor.

Delaware Service Company ("Delaware"), an affiliate of the Advisor, provides accounting services and other administration support to the Fund. For these services, the Fund pays Delaware a monthly fee based on average net assets, subject to certain minimums.

If the aggregate annual expenses of the Fund, including the management fee, but excluding taxes, interest, brokerage commissions relating to the purchase or sale of portfolio securities and extraordinary non-recurring expenses, exceed 1.50% of the average daily net assets of the Fund, the Advisor will reimburse the Fund in the amount of such excess. No reimbursement was due for the year ended December 31, 1999.

Certain officers and directors of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated directors of the Fund is borne by the Fund.

                          Special Opportunities Fund 6

3. Investments

The cost of investments for federal income tax purposes approximates cost for book purposes. The aggregate cost of investments purchased and the aggregate proceeds from investments sold for the year ended December 31, 1999 and the aggregate gross unrealized appreciation, the aggregate gross unrealized depreciation and the net unrealized appreciation at December 31, 1999 are as follows:

         Aggregate     Aggregate     Gross         Gross          Net
         Cost of       Proceeds      Unrealized    Unrealized     Unrealized
         Purchases     From Sales    Appreciation  Depreciation   Depreciation
------------------------------------------------------------------------------
         $715,592,239  $870,511,382  $65,182,761   $(74,278,921)  $(9,096,160)

4. Supplemental Financial Instrument Information

Financial Futures Contracts: The Fund may purchase or sell financial futures contracts, which are exchange traded, to hedge fluctuation risks of adverse changes in exchange markets or interest rates. The Fund bears the market risk that arises from changes in the value of these financial instruments. The Fund deposits with its custodian a specified amount of cash or eligible securities called "initial margin" or "variation margin". The market value of investments pledged to cover margin requirements for open positions at December 31, 1999 was $985,440. Unrealized gain or loss on the contracts is reflected in the accompanying financial statements. The Fund is subject to the market risks of unexpected changes in the underlying markets and interest rates. Financial futures contracts open at December 31, 1999 were as follows:

                                             Notional     Expiration Unrealized
    Contract to buy                          Cost Amount  Date       Gain
-------------------------------------------------------------------------------
    56 S&P 400 midcap stock index contracts  $11,808,104  March 2000 $768,087

5. Summary of Changes From Capital Share Transactions

                                              Shares Issued Upon                                  Net Increase (Decrease)
                      Capital                 Reinvestment of         Capital Shares              Resulting From Capital
                      Shares Sold             Dividends               Redeemed                    Share Transactions
                      -------------------------------------------------------------------------------------------------------
                      Shares     Amount       Shares     Amount       Shares       Amount         Shares       Amount
                      -------------------------------------------------------------------------------------------------------
Year ended
  December 31, 1999:  1,227,943  $37,679,780  3,171,453  $95,216,003  (8,281,237)  $(248,388,610) (3,881,841)  $(115,492,827)
Year ended
  December 31, 1998:  2,038,875   66,140,393  2,995,446   98,244,091  (2,466,167)    (80,146,119)  2,568,154      84,238,365

6. Distributions to Shareholders

The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions of net realized gains, if any, are declared and distributed annually.


                          Special Opportunities Fund 7

Lincoln National Special Opportunities Fund, Inc.
Report of Ernst & Young LLP, Independent Auditors

To the Shareholders and Board of Directors
Lincoln National Special Opportunities Fund, Inc.

We have audited the accompanying statement of net assets of Lincoln National Special Opportunities Fund, Inc. (the "Fund") as of December 31, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lincoln National Special Opportunities Fund, Inc. at December 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                                 /s/ Ernst & Young LLP


Philadelphia, Pennsylvania
February 4, 2000